Related Party Transactions (10Q) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2014
Accounts Payable-Related Party	$ 43,056		$ 56,155	$ 0
Imputed Interest - related party	1,078		2,708
Percentage of interest rate of related party			8.00%		12.00%
License fee	10,000		10,000
Rent expense	500		500
Accrued expenses - related party	25,076		30,181
Chief Financial Officer [Member]
Amount paid by related parties	73,610		67,710
Chief Marketing Officer [Member]
License fee			20,000
Officer [Member]
Accrued expenses - related party	$ 25,076		$ 30,181	$ 0